[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05181
Morgan Stanley Equally-Weighted S&P 500 Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2005

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (97.6%)
	Advertising/Marketing Services (0.4%)
303,555	Interpublic Group of Companies, Inc. (The)*	$3,214,647
45,301	Omnicom Group, Inc.	3,309,691
		6,524,338
	Aerospace & Defense (1.4%)
63,580	Boeing Co.	3,282,000
34,217	General Dynamics Corp.	3,493,556
106,234	Goodrich Corp.	3,331,498
61,102	Lockheed Martin Corp.	3,408,270
62,414	Northrop Grumman Corp.	3,328,539
90,995	Raytheon Co.	3,455,990
92,687	Rockwell Collins, Inc.	3,442,395
		23,742,248
	Agricultural Commodities/Milling (0.2%)
202,182	Archer-Daniels-Midland Co.	3,433,050

	Air Freight/Couriers (0.4%)
39,089	FedEx Corp.	3,349,536
43,944	United Parcel Service, Inc. (Class B)	3,336,228
		6,685,764
	Airlines (0.4%)
1,032,774	Delta Air Lines, Inc.*	3,397,826
244,164	Southwest Airlines Co.	3,325,514
		6,723,340
	Alternative Power Generation (0.2%)
1,060,602	Calpine Corp.*	3,075,746

	Aluminum (0.2%)
103,863	Alcoa, Inc.	3,488,758

	Apparel/Footwear (1.3%)
77,275	Cintas Corp.	3,248,641
76,928	Coach, Inc.*	3,263,286
92,062	Jones Apparel Group, Inc.	3,295,820
88,276	Liz Claiborne, Inc.	3,329,771
42,101	Nike, Inc. (Class B)	3,317,559
92,480	Reebok International Ltd.	3,395,866
67,660	V.F. Corp.	3,345,787
		23,196,730

	Apparel/Footwear Retail (0.8%)
170,086	Gap, Inc. (The)	3,180,608
152,447	Limited Brands, Inc.	3,398,044
84,120	Nordstrom, Inc.	3,216,749
149,000	TJX Companies, Inc. (The)	3,283,960
		13,079,361
	Auto Parts: O.E.M. (1.0%)
195,039	Dana Corp.	3,450,240
361,906	Delphi Corp.	3,362,107
54,006	Eaton Corp.	3,424,520
60,208	Johnson Controls, Inc.	3,420,416
417,304	Visteon Corp.	3,334,259
		16,991,542
	Automotive Aftermarket (0.4%)
165,170	Cooper Tire & Rubber Co.	3,331,479
317,961	Goodyear Tire & Rubber Co. (The)*	3,414,901
		6,746,380
	Beverages: Alcoholic (0.5%)
65,299	Anheuser-Busch Companies, Inc.	3,261,685
71,727	Brown-Forman Corp. (Class B)	3,285,097
48,643	Coors (Adolph) Co. (Class B)	3,303,833
		9,850,615
	Beverages: Non-Alcoholic (0.5%)
82,189	Coca-Cola Co. (The)	3,291,669
171,069	Coca-Cola Enterprises Inc.	3,233,204
122,541	Pepsi Bottling Group, Inc. (The)	3,326,988
		9,851,861
	Biotechnology (1.3%)
59,017	Amgen Inc.*	3,345,084
54,945	Biogen Idec Inc.*	3,360,986
75,484	Chiron Corp.*	3,336,393
60,090	Genzyme Corp.*	3,269,497
94,045	Gilead Sciences, Inc.*	3,515,402
141,553	MedImmune, Inc.*	3,354,806
66,663	Millipore Corp.*	3,189,825
		23,371,993
	Broadcasting (0.4%)
100,169	Clear Channel Communications, Inc.	3,122,268
106,170	Univision Communications Inc. (Class A)*	3,356,034
		6,478,302
	Building Products (0.4%)
88,221	American Standard Companies, Inc.*	3,432,679
98,717	Masco Corp.	3,408,698
		6,841,377

	Cable/Satellite TV (0.2%)
117,286	Comcast Corp. (Class A)*	3,312,157

	Casino/Gaming (0.4%)
62,493	Harrah’s Entertainment, Inc.	3,310,879
97,519	International Game Technology	3,505,808
		6,816,687
	Chemicals: Agricultural (0.2%)
93,569	Monsanto Co.	3,407,783

	Chemicals: Major Diversified (1.2%)
77,769	Dow Chemical Co. (The)	3,513,603
78,353	Du Pont (E.I.) de Nemours & Co.	3,353,508
71,813	Eastman Chemical Co.	3,414,708
119,222	Engelhard Corp.	3,379,944
251,022	Hercules Inc.*	3,577,063
81,078	Rohm & Haas Co.	3,483,922
		20,722,748
	Chemicals: Specialty (0.8%)
63,334	Air Products & Chemicals, Inc.	3,444,103
130,575	Great Lakes Chemical Corp.	3,342,720
80,721	Praxair, Inc.	3,450,016
58,018	Sigma-Aldrich Corp.	3,365,044
		13,601,883
	Commercial Printing/Forms (0.4%)
80,423	Deluxe Corp.	3,298,951
104,433	Donnelley (R.R.) & Sons Co.	3,270,842
		6,569,793
	Computer Communications (0.3%)
224,186	Avaya Inc.*	3,125,153
180,651	Cisco Systems, Inc.*	3,269,783
		6,394,936
	Computer Peripherals (0.6%)
300,198	EMC Corp.*	3,464,285
39,480	Lexmark International, Inc.*	3,316,715
149,445	Network Appliance, Inc.*	3,437,235
		10,218,235
	Computer Processing Hardware (1.2%)
88,958	Apple Computer, Inc.*	3,447,122
93,722	Dell Inc.*	3,336,503
740,088	Gateway, Inc.*	3,663,436
177,019	Hewlett-Packard Co.	3,319,106
67,108	NCR Corp.*	3,327,886
804,134	Sun Microsystems, Inc.*	3,248,701
		20,342,754
	Construction Materials (0.2%)
67,844	Vulcan Materials Co.	3,456,652

	Containers/Packaging (1.0%)
91,200	Ball Corp.	3,413,616
127,232	Bemis Company, Inc.	3,381,827
145,995	Pactiv Corp.*	3,394,384
73,558	Sealed Air Corp.*	3,409,413
49,538	Temple-Inland, Inc.	3,326,477
		16,925,717
	Contract Drilling (0.8%)
70,733	Nabors Industries, Ltd. (Bermuda)*	3,349,208
74,241	Noble Corp.*	3,337,133
126,175	Rowan Companies, Inc.*	3,331,020
95,144	Transocean Inc. (Cayman Islands)*	3,404,252
		13,421,613
	Data Processing Services (1.5%)
62,198	Affiliated Computer Services, Inc. (Class A)*	3,462,563
79,268	Automatic Data Processing, Inc.	3,275,354
71,246	Computer Sciences Corp.*	3,355,687
255,262	Convergys Corp.*	3,428,169
75,945	First Data Corp.	3,303,607
96,508	Fiserv, Inc.*	3,364,269
109,447	Paychex, Inc.	3,299,827
141,430	SunGard Data Systems Inc.*	3,361,791
		26,851,267
	Department Stores (1.1%)
164,005	Dillard’s, Inc. (Class A)	3,237,459
71,775	Federated Department Stores, Inc.	3,260,738
68,994	Kohl’s Corp.*	3,324,821
125,564	May Department Stores Co.	3,218,205
89,506	Penney (J.C.) Co., Inc.	3,157,772
83,908	Sears, Roebuck & Co.	3,343,734
		19,542,729
	Discount Stores (1.1%)
262,250	Big Lots, Inc.*	3,207,317
81,220	Costco Wholesale Corp.*	3,375,503
163,606	Dollar General Corp.	3,296,661
115,175	Family Dollar Stores, Inc.	3,121,242
74,092	Target Corp.	3,352,663
62,719	Wal-Mart Stores, Inc.	3,336,651
		19,690,037
	Drugstore Chains (0.4%)
79,133	CVS Corp.	3,333,873
91,858	Walgreen Co.	3,291,272
		6,625,145

	Electric Utilities (5.1%)
333,193	AES Corp. (The)*	3,328,598
209,054	Allegheny Energy, Inc.*	3,336,502
72,390	Ameren Corp.	3,340,798
103,015	American Electric Power Co., Inc.	3,292,359
324,095	CenterPoint Energy, Inc.	3,357,624
83,050	Cinergy Corp.	3,288,780
358,757	CMS Energy Corp.*	3,415,367
79,623	Consolidated Edison, Inc.	3,347,351
83,340	Constellation Energy Group, Inc.	3,320,266
51,531	Dominion Resources, Inc.	3,362,398
81,600	DTE Energy Co.	3,442,704
148,514	Duke Energy Corp.	3,399,485
125,653	Edison International*	3,331,061
55,690	Entergy Corp.	3,375,371
91,695	Exelon Corp.	3,364,290
80,799	FirstEnergy Corp.	3,319,223
49,119	FPL Group, Inc.	3,355,810
110,770	PG&E Corp.*	3,367,408
81,178	Pinnacle West Capital Corp.	3,368,887
71,460	PPL Corp.	3,371,483
77,866	Progress Energy, Inc.	3,296,846
79,283	Public Service Enterprise Group, Inc.	3,377,456
113,369	Southern Co. (The)	3,398,803
255,831	TECO Energy, Inc.	3,461,393
70,524	TXU Corp.	3,379,510
192,708	Xcel Energy, Inc.	3,337,703
		87,337,476
	Electrical Products (1.0%)
197,762	American Power Conversion Corp.	3,439,081
56,723	Cooper Industries Ltd. (Class A) (Bermuda)	3,346,657
53,638	Emerson Electric Co.	3,319,656
113,174	Molex Inc.	3,374,849
524,436	Power-One, Inc.*	3,398,345
		16,878,588
	Electronic Components (0.8%)
145,020	Jabil Circuit, Inc.*	3,335,460
115,403	QLogic Corp.*	3,417,083
481,827	Sanmina-SCI Corp.*	3,396,880
670,196	Solectron Corp.*	3,317,470
		13,466,893
	Electronic Equipment/Instruments (1.6%)
152,559	Agilent Technologies, Inc.*	3,290,698
993,035	JDS Uniphase Corp.*	3,346,528
90,185	Rockwell Automation, Inc.	3,490,159
129,870	Scientific-Atlanta, Inc.	3,366,230
267,638	Symbol Technologies, Inc.	3,382,944
100,613	Tektronix, Inc.	3,345,382
122,587	Thermo Electron Corp.*	3,312,301
241,808	Xerox Corp.*	3,404,657
		26,938,899

	Electronic Production Equipment (0.8%)
198,485	Applied Materials, Inc.*	3,273,018
82,251	KLA-Tencor Corp.*	3,411,771
127,731	Novellus Systems, Inc.*	3,396,367
255,463	Teradyne, Inc.*	3,423,204
		13,504,360
	Electronics/Appliance Stores (0.6%)
62,827	Best Buy Co., Inc.	3,407,736
226,653	Circuit City Stores - Circuit City Group	3,476,857
115,420	RadioShack Corp.	3,305,629
		10,190,222
	Electronics/Appliances (0.6%)
105,786	Eastman Kodak Co.	3,408,425
184,124	Maytag Corp.	3,382,358
53,899	Whirlpool Corp.	3,238,791
		10,029,574
	Engineering & Construction (0.2%)
73,442	Fluor Corp.	3,269,638

	Environmental Services (0.4%)
374,816	Allied Waste Industries, Inc.*	3,317,122
121,038	Waste Management, Inc.	3,309,179
		6,626,301
	Finance/Rental/Leasing (1.5%)
45,442	Capital One Financial Corp.	3,358,164
87,398	Countrywide Financial Corp.	3,442,607
48,979	Fannie Mae	3,105,269
49,964	Freddie Mac	3,259,651
130,495	MBNA Corp.	3,288,474
216,792	Providian Financial Corp.*	3,368,948
72,895	Ryder System, Inc.	3,428,981
76,033	SLM Corp.	3,391,072
		26,643,166
	Financial Conglomerates (1.2%)
64,307	American Express Co.	3,309,238
74,688	Citigroup, Inc.	3,295,235
85,321	J.P. Morgan Chase & Co.	3,389,803
95,294	Principal Financial Group, Inc.	3,427,725
72,128	Prudential Financial, Inc.	3,392,901
77,257	State Street Corp.	3,299,646
		20,114,548
	Financial Publishing/Services (0.6%)
125,842	Equifax, Inc.	3,317,195
42,699	McGraw-Hill Companies, Inc. (The)	3,402,683
45,239	Moody’s Corp.	3,313,757
		10,033,635

	Food Distributors (0.2%)
108,753	SYSCO Corp.	3,253,890

	Food Retail (0.9%)
136,453	Albertson’s, Inc.	3,265,320
210,139	Kroger Co.*	3,261,357
169,290	Safeway Inc.*	3,268,990
119,309	Supervalu, Inc.	3,286,963
1,046,981	Winn-Dixie Stores, Inc.	3,235,171
		16,317,801
	Food: Major Diversified (1.1%)
125,807	Campbell Soup Co.	3,307,466
72,382	General Mills, Inc.	3,249,952
92,062	Heinz (H.J.) Co.	3,316,073
79,995	Kellogg Co.	3,412,587
67,815	PepsiCo, Inc.	3,299,200
146,323	Sara Lee Corp.	3,344,944
		19,930,222
	Food: Meat/Fish/Dairy (0.2%)
127,083	ConAgra Foods Inc.	3,267,304

	Food: Specialty/Candy (0.6%)
71,675	Hershey Foods Corp.	3,347,939
98,284	McCormick & Co., Inc. (Non-Voting)	3,375,073
53,144	Wrigley (Wm.) Jr. Co.	3,364,547
		10,087,559
	Forest Products (0.4%)
134,458	Louisiana-Pacific Corp.	3,489,185
52,052	Weyerhaeuser Co.	3,460,417
		6,949,602
	Gas Distributors (1.2%)
730,544	Dynegy, Inc. (Class A)*	3,645,415
86,717	KeySpan Corp.	3,399,306
92,201	Nicor Inc.	3,383,777
159,486	NiSource, Inc.	3,350,801
78,545	Peoples Energy Corp.	3,273,756
92,636	Sempra Energy	3,352,497
		20,405,552
	Home Building (0.6%)
65,182	Centex Corp.	3,289,084
39,030	KB Home	3,297,645
53,555	Pulte Homes, Inc.	3,286,670
		9,873,399
	Home Furnishings (0.4%)
119,023	Leggett & Platt, Inc.	3,344,546
158,826	Newell Rubbermaid, Inc.	3,182,873
		6,527,419

	Home Improvement Chains (0.6%)
87,147	Home Depot, Inc. (The)	3,416,162
60,909	Lowe’s Companies, Inc.	3,310,404
79,396	Sherwin-Williams Co.	3,490,248
		10,216,814
	Hospital/Nursing Management (0.8%)
84,579	HCA, Inc.	3,226,689
160,847	Health Management Associates, Inc. (Class A)	3,286,104
110,337	Manor Care, Inc.	3,305,697
317,771	Tenet Healthcare Corp.*	3,428,749
		13,247,239
	Hotels/Resorts/Cruiselines (0.8%)
69,904	Carnival Corp. (Panama)	3,305,760
185,888	Hilton Hotels Corp.	3,502,130
68,098	Marriott International, Inc. (Class A)	3,538,372
73,328	Starwood Hotels & Resorts Worldwide, Inc.	3,403,886
		13,750,148
	Household/Personal Care (1.5%)
75,677	Alberto-Culver Co. (Class B)	3,290,436
75,029	Avon Products, Inc.	3,277,267
62,278	Clorox Co. (The)	3,319,417
72,013	Colgate-Palmolive Co.	3,253,547
80,423	Gillette Co. (The)	3,356,856
88,140	International Flavors & Fragrances, Inc.	3,366,948
50,784	Kimberly-Clark Corp.	3,280,139
60,733	Procter & Gamble Co. (The)	3,286,870
		26,431,480
	Industrial Conglomerates (1.8%)
41,925	3M Co.	3,352,742
67,134	Danaher Corp.	3,442,632
102,342	General Electric Co.**	3,436,644
92,822	Honeywell International, Inc.	3,328,597
50,813	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	3,453,760
41,957	ITT Industries, Inc.	3,356,140
54,481	Textron, Inc.	3,501,494
109,816	Tyco International Ltd. (Bermuda)	3,366,959
36,900	United Technologies Corp.	3,445,722
		30,684,690
	Industrial Machinery (0.4%)
35,950	Illinois Tool Works Inc.	3,349,461
57,243	Parker-Hannifin Corp.	3,369,323
		6,718,784
	Industrial Specialties (0.4%)
107,940	Ecolab Inc.	3,393,634
54,760	PPG Industries, Inc.	3,355,693
		6,749,327

	Information Technology Services (1.0%)
190,365	Citrix Systems, Inc.*	3,335,195
177,064	Electronic Data Systems Corp.	3,433,271
38,701	International Business Machines Corp.	3,318,224
168,957	PeopleSoft, Inc.*	3,353,796
323,774	Unisys Corp.*	3,341,348
		16,781,834
	Insurance Brokers/Services (0.4%)
117,121	AON Corp.	3,366,058
73,595	Marsh & McLennan Companies, Inc.	3,367,707
		6,733,765
	Integrated Oil (0.8%)
38,646	Amerada Hess Corp.	3,439,494
62,172	ChevronTexaco Corp.	3,334,906
41,187	ConocoPhillips	3,412,343
69,612	Exxon Mobil Corp.	3,364,348
		13,551,091
	Internet Software/Services (0.4%)
431,411	Siebel Systems, Inc.*	3,252,839
102,361	Yahoo! Inc.*	3,471,061
		6,723,900
	Investment Banks/Brokers (1.3%)
36,293	Bear Stearns Companies, Inc. (The)	3,490,298
293,967	E*TRADE Group, Inc.*	3,357,103
35,626	Goldman Sachs Group, Inc. (The)	3,321,768
42,704	Lehman Brothers Holdings Inc.	3,404,363
65,299	Merrill Lynch & Co., Inc.	3,246,666
66,786	Morgan Stanley	3,292,550
368,040	Schwab (Charles) Corp. (The)	3,382,288
		23,495,036
	Investment Managers (1.0%)
114,971	Federated Investors, Inc. (Class B)	3,269,775
62,010	Franklin Resources, Inc.	3,457,678
242,769	Janus Capital Group, Inc.	3,304,086
119,924	Mellon Financial Corp.	3,320,696
66,466	Price (T.) Rowe Group, Inc.	3,385,778
		16,738,013
	Life/Health Insurance (1.2%)
84,865	AFLAC, Inc.	3,327,557
66,923	Jefferson-Pilot Corp.	3,323,396
72,191	Lincoln National Corp.	3,392,977
89,339	MetLife, Inc.	3,452,952
62,517	Torchmark Corp.	3,324,654
215,733	UnumProvident Corp.	3,384,851
		20,206,387

	Major Banks (2.5%)
76,189	Bank of America Corp.	3,301,269
111,944	Bank of New York Co., Inc. (The)	3,265,406
85,693	BB&T Corp.	3,401,155
56,876	Comerica, Inc.	3,375,591
137,447	Huntington Bancshares, Inc.	3,423,805
109,779	KeyCorp	3,469,016
88,628	National City Corp.	3,422,813
61,905	PNC Financial Services Group	3,349,060
102,474	Regions Financial Corp.	3,387,790
81,449	SouthTrust Corp.	3,393,165
48,211	SunTrust Banks, Inc.	3,394,536
73,186	Wachovia Corp.	3,436,083
57,246	Wells Fargo & Co.	3,413,579
		44,033,268
	Major Telecommunications (1.2%)
62,264	ALLTEL Corp.	3,418,916
230,407	AT&T Corp.	3,299,428
123,881	BellSouth Corp.	3,359,653
128,556	SBC Communications, Inc.	3,336,028
164,382	Sprint Corp. (FON Group)	3,309,010
83,885	Verizon Communications Inc.	3,303,391
		20,026,426
	Managed Health Care (1.4%)
34,792	Aetna, Inc.	3,476,765
37,501	Anthem, Inc.*	3,271,962
103,467	Caremark Rx, Inc.*	3,318,187
49,388	CIGNA Corp.	3,438,886
171,915	Humana, Inc.*	3,434,862
45,999	UnitedHealth Group Inc.	3,391,966
31,619	WellPoint Health Networks, Inc.*	3,322,841
		23,655,469
	Media Conglomerates (0.5%)
141,257	Disney (Walt) Co. (The)	3,185,345
199,458	Time Warner Inc.*	3,219,252
98,373	Viacom Inc. (Class B) (Non-Voting)*	3,301,398
		9,705,995
	Medical Distributors (0.5%)
59,896	AmerisourceBergen Corp.	3,217,014
72,413	Cardinal Health, Inc.	3,169,517
121,128	McKesson Corp.	3,106,933
		9,493,464

	Medical Specialties (3.3%)
179,754	Applera Corp. - Applied Biosystems Group	3,391,958
61,181	Bard (C.R.), Inc.	3,464,680
49,630	Bausch & Lomb, Inc.	3,297,913
102,684	Baxter International, Inc.*	3,302,317
65,169	Becton, Dickinson & Co.	3,369,237
72,484	Biomet, Inc.	3,398,050
85,714	Boston Scientific Corp.*	3,405,417
56,824	Fisher Scientific International, Inc.*	3,314,544
54,005	Guidant Corp.	3,566,490
110,040	Hospira, Inc.*	3,367,224
66,111	Medtronic, Inc.	3,431,161
138,543	Pall Corp.	3,391,533
193,647	PerkinElmer, Inc.	3,334,601
45,631	St. Jude Medical, Inc.*	3,434,645
67,857	Stryker Corp.	3,262,565
75,605	Waters Corp.*	3,334,180
42,207	Zimmer Holdings, Inc.*	3,336,041
		57,402,556
	Miscellaneous Commercial Services (0.2%)
137,723	Sabre Holdings Corp.	3,378,345

	Miscellaneous Manufacturing (0.4%)
115,871	Crane Co.	3,350,989
86,834	Dover Corp.	3,375,238
		6,726,227
	Motor Vehicles (0.6%)
234,496	Ford Motor Co.	3,294,669
79,153	General Motors Corp.	3,362,419
56,198	Harley-Davidson, Inc.	3,340,409
		9,997,497
	Multi-Line Insurance (0.8%)
47,452	American International Group, Inc.	3,226,261
52,747	Hartford Financial Services Group, Inc. (The)	3,266,622
56,284	Loews Corp.	3,292,614
73,505	Safeco Corp.	3,355,503
		13,141,000
	Office Equipment/Supplies (0.4%)
51,981	Avery Dennison Corp.	3,419,310
75,105	Pitney Bowes, Inc.	3,312,130
		6,731,440
	Oil & Gas Pipelines (0.6%)
385,074	El Paso Corp.	3,538,830
54,889	Kinder Morgan, Inc.	3,448,127
276,832	Williams Companies, Inc. (The)	3,349,667
		10,336,624
	Oil & Gas Production (1.6%)
51,174	Anadarko Petroleum Corp.	3,395,907
67,844	Apache Corp.	3,399,663
83,674	Burlington Resources, Inc.	3,413,899
45,196	Devon Energy Corp.	3,209,368
51,753	EOG Resources, Inc.	3,407,935
58,347	Kerr-McGee Corp.	3,340,366
60,879	Occidental Petroleum Corp.	3,404,962
79,264	Unocal Corp.	3,408,352
		26,980,452

	Oil Refining/Marketing (0.8%)
60,636	Ashland, Inc.	3,400,467
82,516	Marathon Oil Corp.	3,406,260
46,851	Sunoco, Inc.	3,466,037
43,331	Valero Energy Corp.	3,475,580
		13,748,344
	Oilfield Services/Equipment (0.8%)
77,787	Baker Hughes Inc.	3,400,848
64,044	BJ Services Co.	3,356,546
100,500	Halliburton Co.	3,385,845
50,539	Schlumberger Ltd. (Netherlands; Antilles)	3,401,780
		13,545,019
	Other Consumer Services (0.8%)
44,551	Apollo Group, Inc. (Class A)*	3,268,707
67,626	Block (H.&R.), Inc.	3,342,077
147,850	Cendant Corp.	3,193,560
36,694	eBay Inc.*	3,373,646
		13,177,990
	Other Consumer Specialties (0.2%)
45,050	Fortune Brands, Inc.	3,337,754

	Other Metals/Minerals (0.2%)
36,854	Phelps Dodge Corp.	3,391,674

	Packaged Software (2.6%)
69,758	Adobe Systems, Inc.	3,450,928
69,381	Autodesk, Inc.	3,373,998
212,054	BMC Software, Inc.*	3,352,574
123,209	Computer Associates International, Inc.	3,240,397
695,113	Compuware Corp.*	3,579,832
77,158	Intuit Inc.*	3,502,973
98,653	Mercury Interactive Corp.*	3,441,017
120,924	Microsoft Corp.**	3,343,549
510,525	Novell, Inc.*	3,221,413
291,077	Oracle Corp.*	3,283,349
667,717	Parametric Technology Corp.*	3,525,546
63,351	Symantec Corp.*	3,476,703
194,573	VERITAS Software Corp.*	3,463,399
		44,255,678
	Personnel Services (0.4%)
138,957	Monster Worldwide Inc.*	3,423,900
122,173	Robert Half International, Inc.	3,148,398
		6,572,298
	Pharmaceuticals: Generic Drugs (0.4%)
178,866	Mylan Laboratories, Inc.	3,219,588
113,558	Watson Pharmaceuticals, Inc.*	3,345,419
		6,565,007

	Pharmaceuticals: Major (1.5%)
78,685	Abbott Laboratories	3,333,097
136,855	Bristol-Myers Squibb Co.	3,239,358
59,059	Johnson & Johnson	3,326,793
51,783	Lilly (Eli) & Co.	3,109,569
73,260	Merck & Co., Inc.	2,417,580
109,964	Pfizer, Inc.**	3,364,898
179,591	Schering-Plough Corp.	3,423,004
90,353	Wyeth	3,379,202
		25,593,501
	Pharmaceuticals: Other (0.6%)
43,061	Allergan, Inc.	3,124,076
73,774	Forest Laboratories, Inc.*	3,318,355
276,145	King Pharmaceuticals, Inc.*	3,297,171
		9,739,602
	Precious Metals (0.4%)
82,228	Freeport-McMoRan Copper & Gold, Inc. (Class B)	3,330,234
77,884	Newmont Mining Corp.	3,546,059
		6,876,293
	Property - Casualty Insurers (1.4%)
84,865	ACE Ltd. (Cayman Islands)	3,399,692
71,751	Allstate Corp. (The)	3,443,330
48,057	Chubb Corp. (The)	3,377,446
79,910	Cincinnati Financial Corp.	3,293,890
39,451	Progressive Corp. (The)	3,343,472
99,515	St. Paul Travelers Companies, Inc.	3,289,966
44,778	XL Capital Ltd. (Class A)	3,313,124
		23,460,920
	Publishing: Books/Magazines (0.2%)
63,001	Meredith Corp.	3,236,991

	Publishing: Newspapers (0.9%)
80,146	Dow Jones & Co., Inc.	3,254,729
38,768	Gannett Co., Inc.	3,247,208
49,485	Knight-Ridder, Inc.	3,238,793
84,120	New York Times Co. (The) (Class A)	3,289,092
79,637	Tribune Co.	3,277,063
		16,306,885
	Pulp & Paper (0.6%)
95,421	Georgia-Pacific Corp.	3,430,385
84,055	International Paper Co.	3,396,663
107,593	MeadWestvaco Corp.	3,432,217
		10,259,265
	Railroads (0.8%)
89,291	Burlington Northern Santa Fe Corp.	3,420,738
98,922	CSX Corp.	3,284,210
116,368	Norfolk Southern Corp.	3,460,784
55,991	Union Pacific Corp.	3,281,073
		13,446,805

	Real Estate Investment Trusts (1.2%)
96,130	Apartment Investment & Management Co. (Class A)	3,343,401
118,467	Equity Office Properties Trust	3,228,226
109,779	Equity Residential	3,403,149
98,752	Plum Creek Timber Co., Inc.	3,459,283
95,799	ProLogis Trust	3,375,957
63,212	Simon Property Group, Inc.	3,390,060
		20,200,076
	Recreational Products (0.8%)
77,444	Brunswick Corp.	3,543,837
70,792	Electronic Arts Inc.*	3,255,724
176,827	Hasbro, Inc.	3,324,348
182,371	Mattel, Inc.	3,306,386
		13,430,295
	Regional Banks (1.9%)
132,782	AmSouth Bancorporation	3,239,881
66,391	Fifth Third Bancorp	3,267,765
74,330	First Horizon National Corp.	3,222,949
35,517	M&T Bank Corp.	3,398,977
84,359	Marshall & Ilsley Corp.	3,399,668
77,932	North Fork Bancorporation, Inc.	3,464,077
80,802	Northern Trust Corp.	3,296,722
133,552	Synovus Financial Corp.	3,492,385
118,510	U.S. Bancorp	3,424,939
54,714	Zions Bancorporation	3,339,743
		33,547,106
	Restaurants (1.0%)
144,967	Darden Restaurants, Inc.	3,380,630
119,492	McDonald’s Corp.	3,349,361
75,228	Starbucks Corp.*	3,419,865
99,001	Wendy’s International, Inc.	3,326,434
83,133	Yum! Brands, Inc.	3,380,188
		16,856,478
	Savings Banks (0.6%)
30,593	Golden West Financial Corp.	3,394,293
153,428	Sovereign Bancorp, Inc.	3,347,799
83,069	Washington Mutual, Inc.	3,246,337
		9,988,429

	Semiconductors (2.9%)
261,199	Advanced Micro Devices, Inc.*	3,395,587
171,339	Altera Corp.*	3,353,104
87,323	Analog Devices, Inc.	3,386,386
1,030,897	Applied Micro Circuits Corp.*	3,226,708
120,501	Broadcom Corp. (Class A)*	3,288,472
163,511	Intel Corp.**	3,280,031
89,398	Linear Technology Corp.	3,239,784
788,249	LSI Logic Corp.*	3,397,353
79,481	Maxim Integrated Products, Inc.	3,361,251
264,379	Micron Technology, Inc.*	3,180,479
219,929	National Semiconductor Corp.*	3,406,700
236,025	NVIDIA Corp.*	3,427,083
362,774	PMC - Sierra, Inc.*	3,196,039
154,075	Texas Instruments Inc.	3,278,716
120,015	Xilinx, Inc.	3,240,405
		49,658,098
	Services to the Health Industry (0.8%)
51,020	Express Scripts, Inc. (Class A)*	3,333,647
138,661	IMS Health Inc.	3,316,771
104,731	Medco Health Solutions Inc.*	3,236,188
38,389	Quest Diagnostics Inc.	3,386,678
		13,273,284
	Specialty Insurance (0.6%)
43,359	Ambac Financial Group, Inc.	3,466,552
58,248	MBIA Inc.	3,390,616
50,813	MGIC Investment Corp.	3,381,605
		10,238,773
	Specialty Stores (1.5%)
193,878	AutoNation, Inc.*	3,311,436
43,061	AutoZone, Inc.*	3,326,462
88,007	Bed Bath & Beyond Inc.*	3,265,940
99,698	Boise Cascade Corp.	3,317,949
217,143	Office Depot, Inc.*	3,263,659
113,746	Staples, Inc.	3,391,906
106,269	Tiffany & Co.	3,266,709
192,094	Toys ‘R’ Us, Inc.*	3,407,748
		26,551,809
	Specialty Telecommunications (0.6%)
98,922	CenturyTel, Inc.	3,387,089
250,269	Citizens Communications Co.	3,351,102
1,057,517	Qwest Communications International, Inc.*	3,521,532
		10,259,723
	Steel (0.8%)
190,231	Allegheny Technologies Inc.	3,471,716
38,116	Nucor Corp.	3,482,659
91,377	United States Steel Corp.	3,437,603
162,400	Worthington Industries, Inc.	3,467,240
		13,859,218
	Telecommunication Equipment (1.7%)
1,840,200	ADC Telecommunications, Inc.*	3,330,762
267,638	Andrew Corp.*	3,275,889
1,770,782	CIENA Corp.*	3,506,148
180,651	Comverse Technology, Inc.*	3,401,658
293,967	Corning Inc.*	3,257,154
1,047,316	Lucent Technologies Inc.*	3,319,992
186,123	Motorola, Inc.	3,357,659
87,835	QUALCOMM Inc.	3,429,078
367,281	Tellabs, Inc.*	3,375,312
		30,253,652

	Tobacco (0.6%)
72,140	Altria Group, Inc.	3,393,466
51,000	Reynolds American, Inc.	3,470,040
82,762	UST, Inc.	3,331,998
		10,195,504
	Tools/Hardware (0.6%)
45,554	Black & Decker Corp.	3,527,702
114,711	Snap-On, Inc.	3,161,435
78,053	Stanley Works (The)	3,319,594
		10,008,731
	Trucks/Construction/Farm Machinery (1.0%)
43,767	Caterpillar Inc.	3,521,055
47,242	Cummins Inc.	3,490,711
52,790	Deere & Co.	3,407,594
91,058	Navistar International Corp.*	3,386,447
50,047	PACCAR, Inc.	3,459,249
		17,265,056
	Wholesale Distributors (0.4%)
87,534	Genuine Parts Co.	3,359,555
60,792	Grainger (W.W.), Inc.	3,504,659
		6,864,214
	Wireless Telecommunications (0.4%)
226,192	AT&T Wireless Services, Inc.*	3,343,118
142,047	Nextel Communications, Inc. (Class A)*	3,386,400
		6,729,518
	TOTAL COMMON STOCKS
	(Cost $ 1,089,811,419)	1,675,958,850

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (3.5%)
	REPURCHASE AGREEMENT
$60,481	Joint repurchase agreement account 1.8301%
	due 10/01/04 (dated 09/30/04;
	proceeds $60,484,075) (a) (Cost $ 60,481,000)		60,481,000

	TOTAL INVESTMENTS
	(Cost $ 1,150,292,419) (b) (c)	101.1%	$1,736,439,850
	LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(19,111,844)
	NET ASSETS	100.0%	$1,717,328,006

*                 Non-income producing security.

**          A portion of this security is physically segregated in connection with open futures contracts in the amount of $ 3,333,333.

(a)       Collateralized by federal agency and U.S. Treasury obligations.

(b)       Securities have been designated as collateral in an amount equal to $ 35,837,417 in connection with open futures contracts.

(c)        The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 620,575,657 and the aggregate gross unrealized depreciation is $ 34,428,226, resulting in net unrealized appreciation of $ 586,147,431.

Futures Contracts Open at September 30, 2004:

NUMBER OF CONTRACTS	LONG	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

80	Long	S&P Midcap 400 Index
		December 2004	$23,764,000	$83,600
55	Long	S&P 500 Index
		December 2004	15,329,875	(161,150)

	Net unrealized depreciation			$(77,550)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004